Morgan Stanley Dean Witter Health Sciences Trust        Two World Trade Center,
Letter to the Shareholders January 31, 2000             New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, continued to experience robust growth during the six-month period ended January 31, 2000. As a result, the financial markets anticipated that the Federal Reserve Board would change monetary policy and remove the liquidity it had provided during the 1998 international economic crises. Between June and November, the Fed raised the federal funds rate a total of 75 basis points, from 4.75 percent to 5.50 percent. Subsequently, on February 2, 2000, the federal funds rate was raised an additional 25 basis points.

The U.S. stock market reached new highs during the second half of 1999 before pulling back in late January and early February. During the period under review, all portions of the health-care sector underperformed the broad market, with the notable exception of biotechnology. The AMEX Pharmaceutical Index rose just 4.2 percent, the HMO Index declined 18 percent and the Standard & Poor's Health Care Index gained only 3.2 percent. In sharp contrast, the AMEX Biotechnology Index posted a return of 73 percent during this period, substantially outpacing the Standard & Poor's Composite Stock Price Index's (S&P 500) return of 5.59 percent. Given the continued strength in the economy, investors were less willing to pay a premium for defensive growth stocks like pharmaceuticals. Conversely, biotechnology stocks, which had been out of favor for several years, benefited from strengthening fundamentals and a resurgence in investor interest.

PERFORMANCE

During the six-month period ended January 31, 2000, Morgan Stanley Dean Witter Health Sciences Trust's Class B shares returned 23.04 percent compared to 5.59 percent for the S&P 500. For the same period, the Fund's Class A, C and D shares returned 23.57 percent, 22.95 percent and 23.67 percent, respectively. The performance of each of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

Morgan Stanley Dean Witter Health Sciences Trust
Letter to the Shareholders January 31, 2000, continued

PORTFOLIO STRATEGY

The Fund continues to invest in all aspects of the health care market, focusing on companies the Fund's management believes have solid demand for products and services, strong new product cycles, and experienced management. As of January 31, 2000, approximately 32 percent of the Fund's assets were allocated to pharmaceutical companies (major pharmaceuticals, generic drug companies and other pharmaceutical companies), 31 percent to biotechnology, 13 percent to medical device and supply companies, 21 percent to various other health care-related areas, and the remainder to cash equivalents. Foreign stocks and American Depositary Receipts (ADRs) represented 10 percent of the Fund's net assets. Significant holdings in the Fund's portfolio included Genentech, MedImmune, Amgen, Warner Lambert, and Medtronic. At the present time, we continue to favor product companies (pharmaceuticals and biotechnology) over service companies (HMOs).

LOOKING FORWARD

We are optimistic about the Fund's long-term prospects. We believe that demographic trends will continue to drive demand for health-care-related products and services worldwide. In addition, we anticipate that new product introductions in health care will continue to drive revenue and earnings growth, especially for pharmaceutical, biotechnology and medical-device companies. Biotechnology companies, which have languished for years, now seem to be in a particularly strong new product cycle that may drive their stocks yet higher.

In the very near term, concerns about the federal government creating a drug benefit may continue to affect the performance of pharmaceutical stocks. In the interim, the companies the Fund invests in are likely to continue to experience robust demand and earnings growth. While earnings growth is expected to remain strong, stock performance of pharmaceutical companies is likely to lag until economic growth decelerates and Washington makes its intentions clearer.

We appreciate your ongoing support of Morgan Stanley Dean Witter Health Sciences Trust and look forward to continuing to serve your investment objectives.



Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                 /s/ MITCHELL M. MERIN
--------------------------                 ---------------------
CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
Chairman of the Board                      President

Morgan Stanley Dean Witter Health Sciences Trust
Fund Performance January 31, 2000, continued


                          Average Annual Total Returns
--------------------------------------------------------------------------------
                        Class A Shares*
---------------------------------------------------------------
Period Ended 1/31/00
---------------------------
1 Year                              20.69%(1)        14.35%(2)
Since Inception (7/28/97)           17.58%(1)        15.09%(2)


                        Class C Shares+
---------------------------------------------------------------
Period Ended 1/31/00
---------------------------
1 Year                              19.59%(1)        18.59%(2)
Since Inception (7/28/97)           16.73%(1)        16.73%(2)


                        Class B Shares**
---------------------------------------------------------------
Period Ended 1/31/00
---------------------------
1 Year                              19.68%(1)        14.68%(2)
5 Years                             19.45%(1)        19.25%(2)
Since Inception (10/30/92)          13.71%(1)        13.71%(2)


                        Class D Shares++
---------------------------------------------------------------
Period Ended 1/31/00
---------------------------
1 Year                              20.89%(1)
Since Inception (7/28/97)           17.82%(1)



Past performance is not predictive of future returns.

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Dean Witter Health Sciences Trust
Portfolio of Investments January 31, 2000 (unaudited)

 NUMBER OF
  SHARES                                                         VALUE
------------                                                  ------------
                    COMMON STOCKS (97.1%)
                    Biotechnology (30.6%)
 40,000             Alkermes, Inc.* .......................   $  2,647,500
300,000             Amgen Inc.* ...........................     19,106,250
110,000             Biogen, Inc.* .........................      9,480,625
 15,000             Cubist Pharmaceuticals, Inc.* .........        357,187
 25,000             Enzon, Inc.* ..........................      1,264,062
140,000             Genentech, Inc.* ......................     19,670,000
 20,000             Human Genome Sciences, Inc.* ..........      1,962,500
 35,000             IDEC Pharmaceuticals Corp.* ...........      4,414,375
 75,000             Immunomedics, Inc.* ...................      1,026,562
 35,000             Maxygen Inc.* .........................      2,607,500
135,000             MedImmune, Inc.* ......................     19,650,937
 20,000             Millennium Pharmaceuticals, Inc.*            3,748,750
 85,000             Neurocrine Biosciences, Inc.* .........      1,976,250
 40,000             OSI Pharameceuticals Inc.* ............        390,000
165,000             QLT Phototherapeutics, Inc.* ..........     11,302,500
 57,500             SangStat Medical Corp.* ...............      1,732,187
  8,000             Sequenom Inc.* ........................        208,000
 25,000             Titan Pharmaceuticals Inc.* ...........        503,125
 30,000             Tularik Inc.* .........................      1,509,375
 40,000             Vertex Pharmaceuticals, Inc.* .........      1,635,000
150,000             Xoma Ltd.* ............................        829,687
                                                              ------------
                                                               106,022,372
                                                              ------------
                    Diversified Commercial Services (2.3%)
275,000             Dendrite International, Inc.* .........      8,095,312
                                                              ------------
                    Drugstore Chains (0.6%)
 60,736             CVS Corp. .............................      2,121,964
                                                              ------------
                    Generic Drugs (0.7%)
 15,000             Andrx Corp.* ..........................      1,051,875
 45,000             Ivax Corp.* ...........................      1,496,250
                                                              ------------
                                                                 2,548,125
                                                              ------------
                    Hospital/Nursing Management (2.3%)
100,000             Columbia/HCA Healthcare Corp. .........      2,731,250
 75,000             Tenet Healthcare Corp.* ...............      1,706,250
 75,000             Universal Health Services, Inc.
                    (Class B)* ............................      3,351,563
                                                              ------------
                                                                 7,789,063
                                                              ------------
                    Major Chemicals (3.3%)
325,000             Monsanto Co. ..........................     11,476,563
                                                              ------------

 NUMBER OF
  SHARES                                                         VALUE
------------                                                  ------------
                    Major Pharmaceuticals (20.7%)
225,000             American Home Products Corp. ..........   $ 10,589,063
 25,000             Astrazeneca PLC (ADR)
                    (United Kingdom) ......................        950,000
135,000             Bristol-Myers Squibb Co. ..............      8,910,000
 50,000             Johnson & Johnson .....................      4,303,125
 50,000             Pharmacia & Upjohn, Inc. ..............      2,350,000
    750             Roche Holding AG (Switzerland) ........      8,056,243
125,000             Sanofi-Synthelabo S.A. (France)* ......      4,670,050
250,000             Schering-Plough Corp. .................     11,000,000
 60,000             Smithkline Beecham PLC (ADR)
                      (United Kingdom) ....................      3,660,000
180,203             Warner-Lambert Co. ....................     17,108,022
                                                              ------------
                                                                71,596,503
                                                              ------------
                    Managed Health Care (0.4%)
 25,000             United HealthCare Corp.* ..............      1,325,000
                                                              ------------
                    Medical Equipment & Supplies (3.7%)
280,834             Medtronic, Inc. .......................     12,848,156
                                                              ------------
                    Medical Specialties (9.0%)
110,000             Bausch & Lomb, Inc. ...................      6,820,000
 75,000             Baxter International, Inc. ............      4,790,625
 20,000             Digene Corp.* .........................        451,250
 75,000             Guidant Corp. .........................      3,946,875
 50,000             INAMED Corp.* .........................      2,059,375
 65,000             Invitrogen Corp.* .....................      4,290,000
140,000             Stryker Corp. .........................      8,820,000
                                                              ------------
                                                                31,178,125
                                                              ------------
                    Medical/Dental Distributors (2.0%)
112,875             Cardinal Health, Inc. .................      5,396,836
 27,600             Neoforma.com, Inc. ....................      1,390,350
                                                              ------------
                                                                 6,787,186
                                                              ------------
                    Multi-Line Insurance (2.1%)
100,000             CIGNA Corp. ...........................      7,175,000
                                                              ------------
                    Other Pharmaceuticals (10.3%)
 75,000             Allergan, Inc. ........................      4,275,000
  2,000             Ares-Serono Group (B Shares)
                      (Switzerland) .......................      5,069,097
 15,000             Celgene Corp.* ........................      1,046,250


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Health Sciences Trust
Portfolio of Investments January 31, 2000 (unaudited) continued

 NUMBER OF
  SHARES                                                   VALUE
------------                                            -----------
 46,000      CellTech Group PLC
               (United Kingdom)* ....................   $ 1,184,500
185,000      Forest Laboratories, Inc.* .............    12,487,500
167,133      Shire Pharmaceuticals Group PLC
               (ADR) (United Kingdom)* ..............     6,789,778
 75,000      Teva Pharmaceutical Industries
               Ltd. (ADR) (Israel) ..................     4,907,813
                                                        -----------
                                                         35,759,938
                                                        -----------
             Precision Instruments (4.1%)
 70,000      PE Corporation-PE Biosystems
               Group ................................    10,482,500
 50,000      Waters Corp.* ..........................     3,693,750
                                                        -----------
                                                         14,176,250
                                                        -----------
             Services to the Health Industry (5.1%)
 50,000      CareInsite, Inc.* ......................     3,650,000
 80,000      HealthExtras, Inc.* ....................       590,000
255,000      IMS Health Inc. ........................     5,721,563
 45,000      Medical Manager Corp.* .................     3,155,625
 15,000      MedicaLogic Inc.* ......................       438,750
185,000      MedQuist Inc.* .........................     3,688,438
 40,000      ProxyMed, Inc.* ........................       350,000
                                                        -----------
                                                         17,594,376
                                                        -----------
             TOTAL COMMON STOCKS
             (Identified Cost $234,888,098)..........   336,493,933
                                                        -----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                 VALUE
-----------                                            ------------
              SHORT-TERM INVESTMENT (a) (3.0%)
              U.S. GOVERNMENT AGENCY
$ 10,200      Federal Home Loan Mortgage
              Corp. 5.75% due 02/01/00
              (Amortized Cost $10,200,000)......       $ 10,200,000
                                                       ------------

TOTAL INVESTMENTS
(Identified Cost $245,088,098) (b).....       100.1%    346,693,933
LIABILITIES IN EXCESS OF OTHER
ASSETS ................................       ( 0.1)       (179,002)
                                              -----    ------------
NET ASSETS ............................       100.0%   $346,514,931
                                              =====    ============

--------------------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $109,201,230 and the aggregate gross unrealized depreciation is $7,595,395, resulting in net unrealized appreciation of $101,605,835.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Health Sciences Trust
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2000 (unaudited)

ASSETS:

Investments in securities, at value
  (identified cost $245,088,098)...................................    $346,693,933
Cash ..............................................................          45,793
Receivable for:
   Investments sold ...............................................      10,770,517
   Shares of beneficial interest sold .............................       1,288,885
   Dividends ......................................................          52,067
   Foreign withholding taxes reclaimed ............................          46,199
Prepaid expenses and other assets .................................          61,202
                                                                       ------------
   TOTAL ASSETS ...................................................     358,958,596
                                                                       ------------

LIABILITIES:
Payable for:
   Investments purchased ..........................................      11,404,113
   Shares of beneficial interest repurchased ......................         346,496
   Investment management fee ......................................         288,844
   Plan of distribution fee .......................................         286,832
Accrued expenses and other payables ...............................         117,380
                                                                       ------------
   TOTAL LIABILITIES ..............................................      12,443,665
                                                                       ------------
   NET ASSETS .....................................................    $346,514,931
                                                                       ============

COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $228,427,353
Net unrealized appreciation .......................................     101,602,799
Accumulated net investment loss ...................................      (2,557,556)
Accumulated undistributed net realized gain .......................      19,042,335
                                                                       ------------
   NET ASSETS .....................................................    $346,514,931
                                                                       ============

CLASS A SHARES:
Net Assets ........................................................      $2,606,421
Shares Outstanding (unlimited authorized, $.01 par value) .........         168,723
   NET ASSET VALUE PER SHARE ......................................          $15.45
                                                                             ======
   MAXIMUM OFFERING PRICE PER SHARE,
      (net asset value plus 5.54% of net asset value) .............          $16.31
                                                                             ======
CLASS B SHARES:
Net Assets ........................................................    $338,681,916
Shares Outstanding (unlimited authorized, $.01 par value)..........      22,419,355
   NET ASSET VALUE PER SHARE ......................................          $15.11
                                                                             ======
CLASS C SHARES:
Net Assets ........................................................      $4,298,486
Shares Outstanding (unlimited authorized, $.01 par value)..........         284,441
   NET ASSET VALUE PER SHARE ......................................          $15.11
                                                                             ======
CLASS D SHARES:
Net Assets ........................................................        $928,108
Shares Outstanding (unlimited authorized, $.01 par value)..........          59,698
   NET ASSET VALUE PER SHARE ......................................          $15.55
                                                                             ======

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Health Sciences Trust
Financial Statements, continued

STATEMENT OF OPERATIONS
For the six months ended January 31, 2000 (unaudited)



NET INVESTMENT LOSS:
INCOME
Dividends (net of $6,804 foreign withholding tax)....................    $    685,358
Interest ............................................................         255,143
                                                                         ------------
   TOTAL INCOME .....................................................         940,501
                                                                         ------------
EXPENSES
Investment management fee ...........................................       1,536,249
Plan of distribution fee (Class A shares) ...........................           1,152
Plan of distribution fee (Class B shares) ...........................       1,514,702
Plan of distribution fee (Class C shares) ...........................          12,763
Transfer agent fees and expenses ....................................         258,595
Professional fees ...................................................          44,269
Registration fees ...................................................          33,563
Shareholder reports and notices .....................................          31,580
Custodian fees ......................................................          13,953
Trustees' fees and expenses .........................................           8,283
Other ...............................................................           3,385
                                                                         ------------
   TOTAL EXPENSES ...................................................       3,458,494
                                                                         ------------
   NET INVESTMENT LOSS ..............................................      (2,517,993)
                                                                         ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ...................................................      21,791,866
                                                                         ------------
Net change in unrealized appreciation/depreciation on:
   Investments ......................................................      44,539,279
   Translation of other assets and liabilities denominated in foreign
     currencies .....................................................          (4,288)
                                                                         ------------
   NET APPRECIATION .................................................      44,534,991
                                                                         ------------
   NET GAIN .........................................................      66,326,857
                                                                         ------------
NET INCREASE ........................................................    $ 63,808,864
                                                                         ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Health Sciences Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE SIX        FOR THE YEAR
                                                            MONTHS ENDED            ENDED
                                                          JANUARY 31, 2000      JULY 31, 1999
                                                         ------------------   ----------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $  (2,517,993)     $ (5,080,823)
Net realized gain ....................................        21,791,866        33,703,279
Net change in unrealized appreciation ................        44,534,991         1,025,853
                                                           -------------      ------------
   NET INCREASE ......................................        63,808,864        29,648,309
                                                           -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................           (54,742)         (130,161)
Class B shares .......................................       (19,874,197)      (77,763,028)
Class C shares .......................................          (191,311)         (209,238)
Class D shares .......................................            (2,308)         (255,944)
                                                           -------------      ------------
   TOTAL DISTRIBUTIONS ...............................       (20,122,558)      (78,358,371)
                                                           -------------      ------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................         3,627,962        (9,495,367)
                                                           -------------      ------------
   NET INCREASE (DECREASE) ...........................        47,314,268       (58,205,429)
NET ASSETS:
Beginning of period ..................................       299,200,663       357,406,092
                                                           -------------      ------------
   END OF PERIOD
   (Including net investment losses of
   $2,557,556 and $39,563, respectively)..............     $ 346,514,931      $299,200,663
                                                           =============      ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Health Sciences Trust
Notes to Financial Statements January 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a

Morgan Stanley Dean Witter Health Sciences Trust
Notes to Financial Statements January 31, 2000 (unaudited) continued

mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

Morgan Stanley Dean Witter Health Sciences Trust
Notes to Financial Statements January 31, 2000 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for

Morgan Stanley Dean Witter Health Sciences Trust
Notes to Financial Statements January 31, 2000 (unaudited) continued

services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $12,159,644 at January 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year six months ended January 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $14, $191,166 and $1,825, respectively and received $34,821 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Dean Witter Health Sciences Trust
Notes to Financial Statements January 31, 2000 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2000, aggregated $265,959,638 and $289,171,880, respectively.

For the six months ended January 31, 2000, the Fund incurred brokerage commissions of $43,985 with DWR for portfolio transactions executed on behalf of the Fund. At January 31, 2000, the Fund's receivable for investments sold included unsettled trades with DWR of $360,800.

For the six months ended January 31, 2000, the Fund incurred brokerage commissions of $17,928 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2000, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $567,481.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $17,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,609. At Janaury 31, 2000, the Fund had an accrued pension liability of $40,457 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2000, there were no outstanding forward contracts.

Morgan Stanley Dean Witter Health Sciences Trust
Notes to Financial Statements January 31, 2000 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                  FOR THE SIX                      FOR THE YEAR
                                                 MONTHS ENDED                         ENDED
                                               JANUARY 31, 2000                   JULY 31, 1999
                                        ------------------------------- ----------------------------------
                                                  (unaudited)
                                             SHARES          AMOUNT           SHARES            AMOUNT
                                        --------------- ---------------  ---------------- -----------------
CLASS A SHARES
Sold ..................................       191,738    $   2,811,116          424,913    $    6,073,934
Reinvestment of distributions .........         3,935           53,281            9,853           130,161
Redeemed ..............................       (79,750)      (1,124,089)        (398,961)       (5,796,005)
                                           ----------    -------------      -----------    --------------
Net increase - Class A ................       115,923        1,740,308           35,805           408,090
                                           ----------    -------------      -----------    --------------

CLASS B SHARES
Sold ..................................     2,980,808       42,591,390        7,959,920       112,709,190
Reinvestment of distributions .........     1,400,805       18,574,673        5,515,305        72,029,887
Redeemed ..............................    (4,394,507)     (61,165,940)     (14,392,068)     (196,123,403)
                                           ----------    -------------      -----------    --------------
Net increase (decrease) - Class B .....       (12,894)             123         (916,843)      (11,384,326)
                                           ----------    -------------      -----------    --------------

CLASS C SHARES
Sold ..................................       262,064        3,743,573          137,139         1,870,790
Reinvestment of distributions .........        14,099          186,948           15,661           204,533
Redeemed ..............................      (110,268)      (1,558,666)         (66,135)         (874,166)
                                           ----------    -------------      -----------    --------------
Net increase - Class C ................       165,895        2,371,855           86,665         1,201,157
                                           ----------    -------------      -----------    --------------

CLASS D SHARES
Sold ..................................       453,513        6,763,618          469,661         6,297,099
Reinvestment of distributions .........           151            2,064              279             3,702
Redeemed ..............................      (504,346)      (7,250,006)        (440,582)       (6,021,089)
                                           ----------    -------------      -----------    --------------
Net increase (decrease) - Class D .....       (50,682)        (484,324)          29,358           279,712
                                           ----------    -------------      -----------    --------------
Net increase (decrease) in Fund .......       218,242    $   3,627,962         (765,015)   $   (9,495,367)
                                           ==========    =============      ===========    ==============

7. FEDERAL INCOME TAX STATUS

As of July 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Dean Witter Health Sciences Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                       FOR THE PERIOD
                                                    FOR THE SIX       FOR THE YEAR      FOR THE YEAR    JULY 28, 1997*
                                                    MONTHS ENDED         ENDED             ENDED            THROUGH
                                                  JANUARY 31, 2000    JULY 31, 1999    JULY 31, 1998     JULY 31, 1997
                                                  ----------------    -------------    -------------     -------------
                                                     (unaudited)
CLASS A SHARES ++
SELECTED PER SHARE DATA:

Net asset value, beginning of period ..............   $13.39              $15.31            $15.10           $15.03
                                                      ------              ------            ------           ------
Income (loss) from investment operations:
 Net investment income (loss) .....................     0.13               (0.10)            (0.18)               -
 Net realized and unrealized gain .................     2.89                1.59              1.55             0.07
                                                      ------              ------            ------           ------
Total income from investment operations ...........     3.02                1.49              1.37             0.07
                                                      ------              ------            ------           ------
Less distributions from net realized gain .........    (0.96)              (3.41)            (1.16)               -
                                                      ------              ------            ------           ------
Net asset value, end of period ....................   $15.45              $13.39            $15.31           $15.10
                                                      ======              ======            ======           ======
TOTAL RETURN + ....................................    23.57 %(1)          10.03 %            9.94 %           0.47 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................     1.49 %(2)(3)        1.47 %(3)         1.51 %           1.57 %(2)
Net investment loss ...............................    (0.88)%(2)(3)       (0.74)%(3)        (1.06)%          (0.55)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........   $2,606                $707              $260              $10
Portfolio turnover rate ...........................       90 %(1)            148 %             139 %             85 %



-------------

*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Health Sciences Trust
Financial Highlights, continued



                                                  FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                                  MONTHS ENDED     -----------------------------------------------------------------
                                               JANUARY 31, 2000++      1999++          1998++       1997*        1996         1995
------------------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........     $13.17            $15.22          $15.10       $14.97      $12.88        $9.32
                                                    ------            ------          ------       ------      ------        -----
Income (loss) from investment operations:
 Net investment income (loss) .................       0.20             (0.21)          (0.31)       (0.31)      (0.26)       (0.24)
 Net realized and unrealized gain .............       2.70              1.57            1.59         1.39        3.44         3.80
                                                    ------            ------          ------       ------      ------        -----
Total income from investment operations .......       2.90              1.36            1.28         1.08        3.18         3.56
                                                    ------            ------          ------       ------      ------        -----
Less distributions from net realized gain .....      (0.96)            (3.41)          (1.16)       (0.95)      (1.09)           -
                                                    ------            ------          ------       ------      ------        -----
Net asset value, end of period ................     $15.11            $13.17          $15.22       $15.10      $14.97       $12.88
                                                    ======            ======          ======       ======      ======       ======
TOTAL RETURN+ .................................      23.04 %(1)         9.12 %          9.33 %       7.55 %     24.84 %      38.20 %

RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................       2.25 %(2)(3)      2.27 %(3)       2.26 %       2.25 %      2.20 %       2.30 %
Net investment loss ...........................      (1.64)%(2)(3)     (1.54)%(3)      (1.87)%      (2.08)%     (2.03)%      (2.05)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......   $338,682          $295,446        $355,416     $422,667    $442,876     $273,735
Portfolio turnover rate .......................         90 %(1)          148 %           139 %         85 %        63 %        145 %

--------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Health Sciences Trust
Financial Highlights, continued

                                                                                                             FOR THE PERIOD
                                                      FOR THE SIX       FOR THE YEAR      FOR THE YEAR       JULY 28, 1997*
                                                      MONTHS ENDED          ENDED            ENDED              THROUGH
                                                    JANUARY 31, 2000    JULY 31, 1999     JULY 31, 1998      JULY 31, 1997
                                                    ----------------    -------------     -------------      -------------
                                                       (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............     $13.18             $15.23            $15.10             $15.03
                                                        ------             ------            ------             ------
Income (loss) from investment operations:
 Net investment income (loss) .....................       0.13              (0.21)            (0.29)                 -
 Net realized and unrealized gain .................       2.76               1.57              1.58               0.07
                                                        ------             ------            ------             ------
Total income from investment operations ...........       2.89               1.36              1.29               0.07
                                                        ------             ------            ------             ------
Less distributions from net realized gain .........      (0.96)             (3.41)            (1.16)                 -
                                                        ------             ------            ------             ------
Net asset value, end of period ....................     $15.11             $13.18            $15.23             $15.10
                                                        ======             ======            ======             ======
TOTAL RETURN+ .....................................      22.95 %(1)          9.13 %            9.40 %             0.47 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................       2.25 %(2)(3)       2.27 %(3)         2.27 %             2.31 %(2)
Net investment loss ...............................      (1.64)%(2)(3)      (1.54)%(3)        (1.78)%            (1.28)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........     $4,298             $1,562              $485                $20
Portfolio turnover rate ...........................         90 %(1)           148 %             139 %               85 %


--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Health Sciences Trust
Financial Highlights, continued


                                                                                                               FOR THE PERIOD
                                                           FOR THE SIX         FOR THE YEAR    FOR THE YEAR    JULY 28, 1997*
                                                          MONTHS ENDED            ENDED           ENDED            THROUGH
                                                        JANUARY 31, 2000      JULY 31, 1999   JULY 31, 1998     JULY 31, 1997
                                                        ----------------      -------------   -------------     -------------
                                                          (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............       $13.46                 $15.35           $15.10            $15.03
                                                          ------                 ------           ------            ------
Income (loss) from investment operations:
 Net investment income (loss) .....................         0.03                  (0.09)           (0.14)                -
 Net realized and unrealized gain .................         3.02                   1.61             1.55              0.07
                                                          ------                 ------           ------            ------
Total income from investment operations ...........         3.05                   1.52             1.41              0.07
                                                          ------                 ------           ------            ------
Less distributions from net realized gain .........        (0.96)                 (3.41)           (1.16)                -
                                                          ------                 ------           ------            ------
Net asset value, end of period ....................       $15.55                 $13.46           $15.35            $15.10
                                                          ======                 ======           ======            ======
TOTAL RETURN+ .....................................        23.67 %(1)             10.22 %          10.22 %            0.47 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................         1.25 %(2)(3)           1.27 %(3)        1.26 %            1.31 %(2)
Net investment loss ...............................        (0.64)%(2)(3)          (0.54)%(3)       (0.79)%           (0.29)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........         $928                 $1,485           $1,244               $10
Portfolio turnover rate ...........................           90 %(1)               148 %            139 %              85 %

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Teresa McRoberts
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanely Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
HEALTH SCIENCES
TRUST




[GRAPHIC OMITTED]


SEMIANNUAL REPORT
January 31, 2000